Summary of significant accounting policies - Government and assistance (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accrued expenses and other current liabilities	¥ 5,833	¥ 0
Other non-current liabilities – third parties	¥ 98,002	¥ 48,792
Government Assistance, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Government Assistance, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities